Total
Curasset Capital Management Core Bond Fund
The following tables and the related footnotes replace those in the Prospectus under the heading “Fees and Expenses of the Fund”:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Curasset Capital Management Core Bond Fund - USD ($)	Curasset Capital Management Core Bond Fund - Class A		Curasset Capital Management Core Bond Fund - Investor Class	Curasset Capital Management Core Bond Fund - Institutional Class	Curasset Capital Management Core Bond Fund - Founders Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	none	none
Maximum deferred sales charges (load) (as a percentage of the amount redeemed)	1.00%	[1]	none	none	none
Maximum sales charge (load) imposed on reinvested dividend	none		none	none	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	2.00%		2.00%	none	none
Exchange Fee	none		none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Curasset Capital Management Core Bond Fund		Curasset Capital Management Core Bond Fund - Class A	Curasset Capital Management Core Bond Fund - Investor Class	Curasset Capital Management Core Bond Fund - Institutional Class	Curasset Capital Management Core Bond Fund - Founders Class
Management Fees		0.36%	0.36%	0.36%	0.36%
Distribution and Service 12b-1 Fees		0.25%	0.25%	none	none
Other Expenses		0.18%	0.18%	0.18%	0.18%
Shareholder Services Plan		0.15%	0.15%	0.10%	none
Total Annual Fund Operating Expenses		0.94%	0.94%	0.64%	0.54%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.03%)	(0.18%)	none	(0.18%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.91%	0.76%	0.64%	0.36%
[1]	Curasset Capital Management, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Core Bond Fund expenses until January 31, 2025 to keep Total Annual Fund Operating Expenses (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.66%, 0.51%, 0.66% and 0.36%, respectively, of the average daily net assets of the Fund’s Class A, Investor Class, Institutional Class and Founders Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Core Bond Fund within three years following the date such waiver and/or reimbursement was made, provided that the Core Bond Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may be terminated prior to January 31, 2025 by the Adviser or the Board of Trustees of the Trust only by mutual written consent. The expense information in the table has been restated with respect to Investor Class Shares to reflect current fees.

Expense Example

The following example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Curasset Capital Management Core Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year		Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curasset Capital Management Core Bond Fund - Class A	564	[1]	660	873	1,484
Curasset Capital Management Core Bond Fund - Investor Class	77		282	503	1,138
Curasset Capital Management Core Bond Fund - Institutional Class	65		205	357	798
Curasset Capital Management Core Bond Fund - Founders Class	37		155	284	660
[1]	If you did not redeem your shares, your cost would be $464 for the one-year period.

Curasset Capital Management Limited Term Income Fund
The following tables and the related footnotes replace those in the Prospectus under the heading “Fees and Expenses of the Fund”:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Curasset Capital Management Limited Term Income Fund - USD ($)	Curasset Capital Management Limited Term Income Fund - Class A		Curasset Capital Management Limited Term Income Fund - Investor Class	Curasset Capital Management Limited Term Income Fund - Institutional Class	Curasset Capital Management Limited Term Income Fund - Founders Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	none	none
Maximum deferred sales charges (load) (as a percentage of the amount redeemed)	1.00%	[1]	none	none	none
Maximum sales charge (load) imposed on reinvested dividend	none		none	none	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	2.00%		2.00%	none	none
Exchange Fee	none		none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Curasset Capital Management Limited Term Income Fund		Curasset Capital Management Limited Term Income Fund - Class A	Curasset Capital Management Limited Term Income Fund - Investor Class	Curasset Capital Management Limited Term Income Fund - Institutional Class	Curasset Capital Management Limited Term Income Fund - Founders Class
Management Fees		0.44%	0.44%	0.44%	0.44%
Distribution and Service 12b-1 Fees		0.25%	0.25%	none	none
Other Expenses		0.17%	0.17%	0.17%	0.17%
Shareholder Services Plan		0.15%	0.15%	0.10%	none
Total Annual Fund Operating Expenses		1.01%	1.01%	0.71%	0.61%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.02%)	(0.17%)	none	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.99%	0.84%	0.71%	0.44%
[1]	Curasset Capital Management, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Limited Term Income Fund expenses until January 31, 2025 to keep Total Annual Fund Operating Expenses (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.74%, 0.59%, 0.74% and 0.44%, respectively, of the average daily net assets of the Fund’s Class A, Investor Class, Institutional Class and Founders Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Limited Term Income Fund within three years following the date such waiver and/or reimbursement was made, provided that the Limited Term Income Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may be terminated prior to January 31, 2025 by the Adviser or the Board of Trustees of the Trust only by mutual written consent. The expense information in the table has been restated with respect to Investor Class Shares to reflect current fees.

Expense Example

The following example is intended to help you compare the cost of investing in the Limited Term Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Limited Term Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Limited Term Income Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Curasset Capital Management Limited Term Income Fund - USD ($)	Expense Example, with Redemption, 1 Year		Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curasset Capital Management Limited Term Income Fund - Class A	572	[1]	683	910	1,563
Curasset Capital Management Limited Term Income Fund - Investor Class	86		305	541	1,221
Curasset Capital Management Limited Term Income Fund - Institutional Class	73		227	395	883
Curasset Capital Management Limited Term Income Fund - Founders Class	45		178	323	746
[1]	If you did not redeem your shares, your cost would be $472 for the one-year period.